Netting Arrangements for Certain Financial Instruments - Additional Information (Detail) (USD $) In Billions, unless otherwise specified	Dec. 31, 2013
Derivatives, Fair Value [Line Items]
Notional amount of derivative	$ 109.6
Exchange Cleared [Member]
Derivatives, Fair Value [Line Items]
Notional amount of derivative	8.3
Exchange Traded [Member]
Derivatives, Fair Value [Line Items]
Notional amount of derivative	$ 3.6